Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Due within:
One year	$ 217,970	$ 201,418
Two years	50,330	56,026
Three years	24,807	29,030
Four years	6,363	6,022
Five years	6,490	5,586
Thereafter	0	0
Total	$ 305,960	$ 298,082